Rollforward of the Receivable Allowances (Detail) (USD $) In Thousands, unless otherwise specified				5 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Successor [Member]	Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning	$ (1,881)	$ (1,737)	$ (1,530)	$ (1,768)	$ (1,530)	$ (1,357)	$ (1,953)
Additions				(1,466)	(2,377)	(3,097)	(2,951)
Write-offs				1,497	2,139	2,924	3,547
Ending	$ (1,881)	$ (1,737)	$ (1,530)	$ (1,737)	$ (1,768)	$ (1,530)	$ (1,357)